JPMorgan US Sustainable Leaders Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	25.65%	14.28%	12.45%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.41%	13.75%	11.52%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.35%	11.35%	10.02%